Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Clinical and development costs	$1,404	$6,717
Manufacturing and quality costs	31,917	—
Payroll and payroll-related costs	16,465	14,709
Collaboration payable - related party (Note 18)	28,053	34,770
Facility and other	2,772	3,644
	$80,611	$59,840

As of December 31, 2023, the Company accrued a total of $30,049 payable to Bacthera for the substantial completion of the Company’s dedicated production suite for long-term supply of VOWST, as the milestone was achieved during the year ended December 31, 2023. This amount is included in the Manufacturing and quality costs category above.

Additionally, included within payroll and payroll-related costs is $5,080 of accrued severance related to the Restructuring Plan. See Note 13, Restructuring, for further details.